SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

21.SEGMENT INFORMATION

Identification of reportable segments

The Company has identified a sole operating segment as reported that is consistent with the internal reporting provided to the chief operating decision maker and is aligned to the one major revenue stream.

The Company’s operating segment is summarized as follows:

Business segments

		Revenues and income
Segment		Sales	Other	Totals	Profit / (loss)
		A$	A$	A$	A$
Operations	2019	25,444	1,019,769	1,045,213	(6,425,604)
	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)

				Amortization	Purchases of
Segment		Assets	Liabilities	/depreciation	equipment
		A$	A$	A$	A$
Operations	2019	3,265,005	(1,493,799)	(156,248)	5,353
	2018	6,165,981	(1,454,103)	(303,749)	2,385
	2017	12,108,297	(1,529,253)	(371,611)	234,799

Geographic information

Australia  is the home country of the parent entity and the location of the Company’s genetic testing and licensing operations.

U.S. – is the home of Phenogen Sciences Inc. and GeneType Corporation.

Switzerland  is the home of GeneType AG (Liquidated December 2017).

Geographic information

		Revenues and income
		Sales	Other	Totals	Profit/(Loss)
		A$	A$	A$	A$
Australia	2019	5,247	1,019,769	1,025,016	(5,791,950)
	2018	—	441,476	441,476	(3,504,098)
	2017	18,215	344,112	362,327	(7,000,994)
U.S.	2019	20,197	—	20,197	(633,654)
	2018	189,254	—	189,254	(1,959,774)
	2017	500,291	—	500,291	(1,371,001)
Other	2019	—	—	—	—
	2018	—	—	—	—
	2017	—	—	—	(31,831)
Totals	2019	25,444	1,019,769	1,045,213	(6,425,604)
	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)

Segment assets:

The internal management reporting presented to key business decision makers report total assets on the basis consistent with that if the consolidated financial statements. These reports do not allocate assets based on the operations of each segment or by geographical location.

Under the current management reporting framework, total assets are not reviewed to a specific reporting segment or geographical location.

Segment Liabilities:

The internal management reporting presented to key business decision makers report total liabilities on the basis consistent with that if the consolidated financial statements. Under the current management reporting framework, total liabilities are not reviewed to a specific reporting segment or geographical location.

Other revenues and income includes interest received of $25,790 (2018: $15,218 and 2017: $38,765).

Expenses includes employee benefits expenses of $2,414,408 (2018: $2,657,232 and 2017: $3,594,936).

Included in the above figures are the following intersegment balances and transactions:

	Consolidated
	2019	2018	2017
	A$	A$	A$
Foreign exchange gain (U.S.) and foreign exchange loss (Australia)	291,542	981,141	776,295
Cost of sales (U.S.) and sales (Australia)	9,708	38,352	74,762

Segment products and locations

The principal geographic segment is Australia, with the Company’s headquarters being located in Melbourne in the State of Victoria however the key sales activities take place in the U.S..

Major customers

During the years ended June 30, 2019 and June 30, 2018 there was no customer from whom the Company generated revenues representing more than 10% of the total consolidated revenue from operations or outstanding receivables.